STATEMENTS OF CHANGES IN DEFICIENCY EQUITY - USD ($)	Share Capital [Member]	Share-Based Payment and Other Reserve [Member]	Conversion Rights Reserve [Member]	Deficit [Member]	Total
Balance at Jun. 30, 2016	$ 16,201,630	$ 9,927,687	$ 92,966	$ (27,503,202)	$ (1,280,919)
Balance, shares at Jun. 30, 2016	123,015,381
Loss for the year				(439,606)	(439,606)
Balance at Jun. 30, 2017	$ 16,201,630	9,927,687	92,966	(27,942,808)	(1,720,525)
Balance, shares at Jun. 30, 2017	123,015,381
Acquisition of CHI	$ 541,796	158,204			700,000
Acquisition of CHI, shares	14,000,000
Convertible debt settlement	$ 517,500	151,110			668,610
Convertible debt settlement, shares	10,350,000
Reallocation of conversion right reserve on settlement of convertible debt	$ 92,966		(92,966)
Exercise of warrants	$ 20,000				20,000
Exercise of warrants, shares	2,000,000
Reallocation of share-based payment and other reserves on exercise of warrants	$ 26,200	(26,200)
Private placement - cash	$ 325,430	24,570			350,000
Private placement - cash, shares	7,000,000
Settlement of debt	$ 116,000				116,000
Settlement of debt, shares	7,000,000
Share-based payments		41,950			41,950
Loss for the year				(712,711)	(712,711)
Balance at Jun. 30, 2018	$ 17,841,522	10,277,321		(28,655,519)	(536,676)
Balance, shares at Jun. 30, 2018	163,365,381
Private placement - cash	$ 384,389	165,611			550,000
Private placement - cash, shares	11,000,000
Settlement of debt	$ 12,250				12,250
Settlement of debt, shares	350,000
Share-based payments		92,250			92,250
Loss for the year				(516,860)	(516,860)
Balance at Jun. 30, 2019	$ 18,238,161	$ 10,535,182		$ (29,172,379)	$ (399,036)
Balance, shares at Jun. 30, 2019	174,715,381